Subsequent Events (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Oct. 12, 2018	Aug. 27, 2018	Aug. 22, 2018	Jan. 06, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options, exercisable					$ 60
Common stock, par value					$ 0.001	$ 0.001	$ 0.0001
Options to purchase shares						3,000,000
Consultant [Member] | October 17, 2018 [Member]
Stock issued during period for services, shares					40,000
Employment Agreement [Member]
Number of common shares received				5,411,765
Subsequent Event [Member] | YA Global II SPV LLC [Member]
Number of common shares issued on exercise of warrants	1,000,000
Common shares issued on exercise of warrants, value	$ 10,000
Common shares issued, price per share	0.01
Subsequent Event [Member] | Tiffany Davis [Member]
Options to purchase shares			100,000
Subsequent Event [Member] | Alan Lien [Member] | First, Second and Third Anniversaries [Member]
Options to purchase shares of common stock, percentage			3.00%
Subsequent Event [Member] | Tiffany Davis [Member] | First Anniversary [Member]
Options to purchase shares of common stock, percentage			2.00%
Subsequent Event [Member] | Tiffany Davis [Member] | Second Anniversary [Member]
Options to purchase shares of common stock, percentage			2.00%
Subsequent Event [Member] | Tiffany Davis [Member] | Third Anniversary [Member]
Options to purchase shares of common stock, percentage			3.00%
Subsequent Event [Member] | Peter Najarian [Member]
Options to purchase shares			100,000
Subsequent Event [Member] | Lien Agreement [Member] | Alan Lien [Member]
Base salary			$ 280,000
Increase in base salary, percentage			10.00%
Agreement term			4 years
Bonus payments			$ 46,500
Options to purchase shares of common stock, percentage			6.00%
Expiration of stock options, term			5 years
Stock options, exercisable			$ 0.74
Subsequent Event [Member] | Davis Agreement [Member] | Tiffany Davis [Member]
Base salary			$ 230,000
Increase in base salary, percentage			8.00%
Agreement term			3 years
Bonus payments			$ 55,000
Options to purchase shares of common stock, percentage			3.00%
Expiration of stock options, term			5 years
Stock options, exercisable			$ 0.74
Number of common shares received			750,000
Subsequent Event [Member] | Employment Agreement [Member] | Tiffany Davis [Member]
Stock options, exercisable		$ 0.94
Number of common shares received		750,000
Common stock, par value		$ 0.001
Options to purchase shares		750,000
Options exercisable term		5 years